Document and Entity Information	Jun. 22, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 22, 2016
Document Effective Date	Jun. 22, 2016
Prospectus Date	Mar. 29, 2016
WBI Tactical BA Fund | No Load Class
Prospectus:
Trading Symbol	WBADX
WBI Tactical BA Fund | Institutional Class
Prospectus:
Trading Symbol	WBBAX